Financial Instruments - Trade Receivables - Movement in the bad debt provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in the bad debt provision
Opening balance	€ 22,985	€ 22,291	€ 20,531
Net charges for the year	6,471	2,436	4,971
Net cancellations for the year	(6,269)	(124)	(3,142)
Transfers		(29)	(19)
Translation differences	822	(1,589)	(50)
Closing balance	€ 24,009	€ 22,985	€ 22,291